SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at beginning, January 1	$ (383,105)
Allowance for expected credit losses		(383,105)	$ 0
Foreign currency translation	860
Balance at end, December 31,	$ (382,245)	$ (383,105)